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DIRECT DIAL (65) 6434 2980 DIRECT FAX (65) 6593 4980 EMAIL ADDRESS RAJEEV.DUGGAL@SKADDEN.COM
April 17, 2014

Confidential

Draft Registration Statement

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MOL Global, Inc. Confidential Submission of the Draft Registration Statement on Form F-1

Dear Sir/Madam,

On behalf of our client, MOL Global, Inc., a foreign private issuer organized under the laws of the Cayman Islands (the “Company”), we are hereby submitting a draft registration statement on Form F-1 (the “Draft Registration Statement”) relating to a proposed initial public offering in the United States of the Company’s ordinary shares to be represented by American depositary shares (“ADSs”) via EDGAR to the Securities and Exchange Commission (the “Commission”) for confidential review pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”). The Company confirms that it is an “emerging growth company” as defined in the JOBS Act and its securities have not been previously sold pursuant to an effective registration statement under the Securities Act of 1933, as amended. A registration statement on Form F-6 relating to the ADSs will be filed with the Commission in due course.

Financial Statements

The Company has included in this submission its audited consolidated financial statements as of December 31, 2011, 2012 and 2013 and for each of the three years ended December 31, 2011, 2012 and 2013.

As an emerging growth company, the Company has included in the Draft Registration Statement selected financial information as of and for the years ended December 31, 2011, 2012 and 2013, and omitted the selected financial information as of and for the years ended December 31, 2009 and 2010.

The Company plans to include in a revised Registration Statement its unaudited consolidated financial statements as of and for the three months ended March 31, 2014. In addition, certain data and information with respect to “Capitalization”, “Management” and “Dilution” tables have been omitted from this confidential filing but will be included based on updated data and information in a revised Registration Statement.

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Securities and Exchange Commission

April 17, 2014

If you have any questions regarding the Draft Registration Statement, please contact the undersigned by phone at +65-6434-2980 or via e-mail at rajeev.duggal@skadden.com, Jonathan B. Stone by phone at +852-3740-4703 or via email at jonathan.stone@skadden.com, or the audit engagement partner at Deloitte, Jimmy Lai, by telephone at +603-7610-8195, or by email at jimmylai@deloitte.com. Deloitte is the independent registered public accounting firm of the Company.

Very truly yours,

/s/ Rajeev P. Duggal
Rajeev P. Duggal

cc:

Ganesh Kumar Bangah, Chief Executive Officer, MOL Global, Inc.

Craig White, President, MOL Global, Inc.

Jimmy Lai, Partner, Deloitte

Jonathan B. Stone, Partner, Skadden, Arps, Slate, Meagher & Flom LLP

James C. Lin, Partner, Davis Polk & Wardwell LLP